Events after balance sheet date (Details)		12 Months Ended
	Mar. 20, 2019 EUR (€) € / shares shares	Dec. 31, 2018 EquityInstruments	Dec. 31, 2017 EquityInstruments	Dec. 31, 2016 EquityInstruments
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercised | EquityInstruments		567,270	368,200	419,035
Exercise of Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercised	149,370
Average exercise price warrants | € / shares	€ 23.30
Increase to share capital and issuance premium due to warrants issued	€ 3,480,747.50
Number of shares issued | shares	149,370
Closing share price | € / shares	€ 90.32
CEO [member] | Exercise of Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercised	15,000
Members of Executive Committee [member] | Exercise of Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercised	50,000
Members of Board of Directors [member] | Exercise of Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercised	11,280